Financial and capital risk management (Details 6) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	$ 16	$ (24)
Derivatives settlement cash outflow (inflow)	4
Value at Risk	5
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities
Later than one year [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	12
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	4
S O F R Versus U S Fixed Rate Swap [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	16	(24)
Derivatives settlement cash outflow (inflow)	4
Value at Risk	5
Derivative assets, notional amount	2,150	2,300
Derivative liabilities, notional amount	$ 2,150	$ 2,300
Derivative payable interest rate	3.77%
S O F R Versus U S Fixed Rate Swap [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities
S O F R Versus U S Fixed Rate Swap [Member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	12
S O F R Versus U S Fixed Rate Swap [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	$ 4
Euro Fixed Rate Versus U S Fixed Rate Swap [Member]
IfrsStatementLineItems [Line Items]
Derivative receivable interest rate	0.00%